Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
8.	Commitments and Contingencies

Leases

As of June 30, 2023, the Company recorded an aggregate right of use asset of $1.1 million with an accumulated amortization of $0.9 million in the condensed balance sheet as operating lease right-of-use asset, net, and an aggregate lease liability of $0.2 million in the condensed balance sheet as operating lease liability, current. As of June 30, 2023, the weighted-average remaining lease term was less than one year, and the weighted-average estimated incremental borrowing rate was 6.00%.

As of June 30, 2023, total undiscounted lease payments were $0.2 million, which are committed to be made during 2023.

License Agreements

The Company has entered into exclusive license agreements with NKMAX, as amended in October 2021, April 2023 and August 2023 (“Intercompany License”), pursuant to which the Company acquired certain intellectual property. Pursuant to each license agreement, as consideration for an exclusive license to the intellectual property, the Company paid an upfront fee of $1.0 million (“Licensed Technology”).

As the license has no alternative future use, the Company recognized the upfront fee as research and development expense in the statement of operations during the year ended December 31, 2020. Additionally, the Company is also required to pay one-time milestone payments for the first receipt of regulatory approval by the Company or any of its affiliates for a Licensed Product in the following jurisdictions (and amounts): the United States ($5.0 million), the European Union (“EU”) ($4.0 million), and four other countries ($1.0 million each). The Company is obligated to pay a mid-single digit royalty on net sales of Licensed Products by it, its affiliates or its sublicensees, subject to customary reductions. The Company is also required to pay a percentage of its sublicensing revenue ranging from a low double-digit percentage to a midsingle digit percentage. As of June 30, 2023, the Company has not paid any milestone payments and no sales of Licensed Products have occurred.

Litigation

The Company is subject to legal proceedings and claims, which arise in the ordinary course of business.

The Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. No amounts were accrued as of December 31, 2022 and June 30, 2023.

8. Commitments and Contingencies

Leases

As of December 31, 2021, the Company recorded an aggregate ROU asset of $0.8 million with an aggregate accumulated amortization of $0.3 million in the balance sheet as operating lease right-of-use assets, net, and an aggregate lease liability of $0.8 million in the balance sheet as operating lease liability, of which $0.5 million was classified as current and $0.4 million was classified as noncurrent. As of December 31, 2021, the weighted-average remaining lease term is 1.7 years and the weighted-average estimated incremental borrowing rate is 5.5%.

As of December 31, 2022, the Company recorded an aggregate ROU asset of $1.1 million with an aggregate amortization of $0.7 million in the accompanying balance sheet as operating lease right-of-use asset, net, and an aggregate lease liability of $0.4 million in the balance sheet as operating lease liability, current. As of December 31, 2022, the weighted-average remaining lease term is less than one year and the weighted-average estimated incremental borrowing rate is 5.9%.

Maturities of the operating lease liability as of December 31, 2022 are as follows (in thousands):

Minimum
lease
payments
2023	$412
Total undiscounted lease payments	412
Less: imputed interest	(33)
Total operating lease liability	$379

As of December 31, 2021, the Company incurred operating cost of $0.3 million, of which $0.2 million was attributable as fixed cost and less than $0.1 million was attributable as variable cost. As of December 31, 2022, the Company incurred operating cost of $0.3 million, of which $0.2 million was attributable as fixed cost and less than $0.1 million was attributable as variable cost.

License Agreements

The Company has entered into exclusive license agreements with NKMAX, as amended in October 2021, April 2023 and August 2023 (“Intercompany License”), pursuant to which the Company acquired certain intellectual property. Pursuant to each license agreement, as consideration for an exclusive license to the intellectual property, the Company paid an upfront fee of $1.0 million (“Licensed Technology”).

As the license has no alternative future use, the Company recognized the upfront fee as research and development expense in the statement of operations during the year ended December 31, 2020. Additionally, under each agreement, the Company shall make milestone payments to NKMAX after the first receipt of Regulatory Approval of a licensed product (“Licensed Product”) in the applicable country by the Company or any of its affiliates of $5.0 million in United States of America, $4.0 million in the European Union (“EU”) and $1.0 million in any country other than United States of America or the EU for up to four additional countries. The Company shall also pay a mid-single digit fee on the net sales of Licensed Products, the manufacture, use or sale of which are claimed by or use any Licensed Technology. As of December 31, 2022, the Company has not paid any milestone payments and no sales of Licensed Products have occurred.

Litigation

The Company is subject to legal proceedings and claims, which arise in the ordinary course of business. The Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its accompanying financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. No amounts were accrued as of December 31, 2021 and 2022.

Graf Acquisition Corp. IV [Member]
Commitments and Contingencies

Note 5—Commitments and Contingencies

Registration and Stockholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering. These holders were entitled to make up to three demands, excluding short form registration demands, that the Company registered such securities for sale under the Securities Act. In addition, these holders will have “piggyback” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 2,250,000 additional Units less the underwriting discounts and commissions. On June 2, 2021, the underwriters partially exercised the over-allotment option. On June 2, 2021, the underwriters partially exercised the over-allotment option and purchased an additional 2,161,500 Units.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $3.4 million in the aggregate, paid upon the closing of the Initial Public Offering ($3.0 million) and Over-Allotment (approximately $0.4 million). In addition, $0.35 per unit, or approximately $6.0 million in the aggregate was payable to the underwriters for deferred underwriting commissions (approximately $5.25 million related to the Initial Public Offering and $0.8 million related to the Over-Allotment). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On May 16, 2022, J.P. Morgan Securities LLC (“JPM”), one of the representatives of the underwriters of the Company’s Initial Public Offering, waived their deferred underwriting fee that accrued from JPM’s participation in the Initial Public Offering of approximately $3.9 million. The Company derecognized approximately $3.7 million of the commissions waiver allocated to Public Shares to the carrying value of the common stock subject to possible redemption and the remaining balance of approximately $180,000 as a gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability.

Vendor Agreement

On May 8, 2023, the Company entered into an agreement with a vendor for capital market advisement services related to the Business Combination Agreement. The agreement calls for the vendor to receive an advisory fee payable in cash or a combination of cash and common stock of the surviving entity following the Business Combination. The advisory fee payable is as follows (i) $2,000,000 in cash and $2,000,000 in common stock if the total capital raised involved in the Business Combination is less than $20,000,000 or (ii) $2,500,000 in cash and $2,000,000 in common stock if the total capital raised involved in the Business Combination is greater than or equal to $20,000,000 and less than $40,000,000 or (iii) 4,000,000 in cash and $1,000,000 in common stock if the total capital raised involved in the Business Combination is greater than or equal to $40,000,000 and less than $50,000,000 or (iv) 5,000,000 in cash if the total capital raised involved in the Business Combination is greater than or equal to $50,000,000. The Company is also required to reimburse the vendor for out-of-pocket expenses which are capped at an aggregate of $200,000, of which approximately $4,500 has been accrued as of June 30, 2023 and included in accrued expenses on the unaudited condensed balance sheets.

Risks and Uncertainties

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these unaudited condensed consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these unaudited condensed consolidated financial statements.

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “IR Act”), which, among other things, imposes a new 1% U.S. federal excise tax on certain repurchases of stock by “covered corporations” (which include publicly traded domestic (i.e., U.S.) corporations) beginning in 2023, with certain exceptions (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its stockholders from which the stock is repurchased. Because the Company is a Delaware corporation and its securities are trading on the NYSE, the Company is a “covered corporation” for this purpose. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax.

On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the Excise Tax, including with respect to some transactions in which special purpose acquisition companies typically engage. In the notice, the Treasury appears to have intended to exempt from the excise tax any distributions, including those that occur in connection with redemptions, by a corporation in the same year it completely liquidates, but the guidance is not clearly drafted and arguably could be interpreted to have a narrower application. Consequently, a substantial risk remains that any redemptions would be subject to the Excise Tax, including in circumstances where the Company either engages in a business combination in 2023 in which the Company does not issue shares sufficient to offset the earlier redemptions or liquidates later in 2023.

Because the application of the Excise Tax is not entirely clear, any redemption or other repurchase effected by the Company, in connection with a business combination, extension vote or otherwise, may be subject to the Excise Tax. Whether and to what extent the Company would be subject to the Excise Tax on a redemption of shares of common stock or other stock issued by the Company would depend on a number of factors, including (i) whether the redemption is treated as a repurchase of stock for purposes of the Excise Tax, (ii) the fair market value of the redemption treated as a repurchase of stock in connection with the initial business combination, an extension or otherwise (iii) the structure of the initial business combination, (iv) the nature and amount of any “PIPE” or other equity issuances in connection with the initial business combination (or otherwise issued not in connection with the initial business combination but issued within the same taxable year of a redemption treated as a repurchase of stock) and (v) the content of regulations and other guidance from the U.S. Department of the Treasury. As noted above, the Excise Tax would be payable by the Company, and not by the redeeming holder, and the mechanics of any required payment of the Excise Tax have not yet been determined. The imposition of the Excise Tax could cause a reduction in the cash available on hand to complete an initial business combination or for effecting redemptions and may affect the Company’s ability to complete an initial business combination.

To mitigate the current uncertainty surrounding the implementation of the IR Act, in the event that any excise tax is accrued in connection with any redemption event, the Sponsor intends to indemnify the Company for any Excise Tax liabilities resulting from the implementation of the IR Act with respect to any future redemptions. For the avoidance of doubt, the proceeds deposited in the trust account and the interest earned thereon shall not be used to pay for any Excise Tax due under the IR Act in connection with any redemptions of the public shares in connection with any redemption event.

On May 22, 2023, the Company’s stockholders redeemed 11,078,000 shares of common stock for a total of $113,296,457. The Company evaluated the classification and accounting of the share/ stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of June 30, 2023 and determined that no excise tax needs to be recorded at this time.

Business Combination

On April 14, 2023, Graf entered into a Merger Agreement (the “Merger Agreement”), with Merger Sub and NKGen, pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into NKGen, with NKGen surviving the Merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of Graf. Immediately prior to the Closing, Graf will change its name to “NKGen Biotech, Inc.” and NKGen will change its name to “NKGen Operating Biotech, Inc.” The Company’s board of directors has unanimously approved and declared advisable the Merger Agreement and the Business Combination and resolved to recommend approval of the Merger Agreement and related matters by Graf’s stockholders.

Pursuant to the Merger Agreement, the Company has agreed to issue to the equityholders of NKGen aggregate consideration of a number of shares of newly issued common stock in an amount calculated using the exchange ratio described in the Merger Agreement. At the effective time of the merger, each outstanding and unexercised NKGen option will be cancelled and converted into an option to acquire common stock.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement. Related ancillary documents, each of which is in connection with the Closing and pursuant to the Merger, include the following: (i) a sponsor support and lockup agreement (the “Sponsor Support and Lockup Agreement”), pursuant to which the Sponsor agreed (x) to vote in favor of the merger and (y) to subject certain founder shares to a prescribed scheme; (ii) a support agreement (the “NKGen Support Agreement”), whereby NKGen stockholders agreed to vote in favor of the merger, (iii) a backstop agreement (the “Backstop Agreement”), whereby a majority stockholder of NKGen agreed to purchase a certain amount of common stock; (iv) lockup agreements (the “Lockup Agreements”), pursuant to which certain NKGen stockholders agreed to lockup their shares for a designated time period; and (v) an amended and restated registration rights agreement (the “A&R Registration Rights Agreement”) under which the company emerging from the merger agreed to register for resale.

Note 6 — Commitments and Contingencies

Registration and Stockholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering. These holders were entitled to make up to three demands, excluding short form registration demands, that the Company registered such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 2,250,000 additional Units less the underwriting discounts and commissions. On June 2, 2021, the underwriters partially exercised the over-allotment option. On June 2, 2021, the Underwriters partially exercised the over-allotment option and purchased an additional 2,161,500 Units.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $3.4 million in the aggregate, paid upon the closing of the Initial Public Offering ($3.0 million) and Over-Allotment (approximately $0.4 million). In addition, $0.35 per unit, or approximately $6.0 million in the aggregate was payable to the underwriters for deferred underwriting commissions (approximately $5.3 million related to the Initial Public Offering and $0.8 million related to the Over-Allotment). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On May 16, 2022, J.P. Morgan Securities LLC (“JPM”), one of the representatives of the underwriters of the Company’s Initial Public Offering, waived their deferred underwriting fee that accrued from JPM’s participation in the Initial Public Offering of approximately $3.9 million. The Company derecognized approximately $3.7 million of the commissions waiver allocated to Public Shares to the carrying value of the common stock subject to possible redemption and the remaining balance of approximately $180,000 as a gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “IR Act”), which, among other things, imposes a new 1% U.S. federal excise tax on certain repurchases of stock by “covered corporations” (which include publicly traded domestic (i.e., U.S.) corporations) beginning in 2023, with certain exceptions (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its stockholders from which the stock is repurchased. Because we are a Delaware corporation and our securities are trading on the NYSE, we are a “covered corporation” for this purpose. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax.

On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the Excise Tax, including with respect to some transactions in which SPACs typically engage. In the notice, the Treasury appears to have intended to exempt from the excise tax any distributions, including those that occur in connection with redemptions, by a corporation in the same year it completely liquidates, but the guidance is not clearly drafted and arguably could be interpreted to have a narrower application. Consequently, a substantial risk remains that any redemptions would be subject to the Excise Tax, including in circumstances where we either engage in a business combination in 2023 in which we do not issue shares sufficient to offset the earlier redemptions or liquidate later in 2023.

Because the application of the Excise Tax is not entirely clear, any redemption or other repurchase effected by us, in connection with a business combination, extension vote or otherwise, may be subject to the Excise Tax. Whether and to what extent we would be subject to the Excise Tax on a redemption of our shares of common stock or other stock issued by us would depend on a number of factors, including (i) whether the redemption is treated as a repurchase of stock for purposes of the Excise Tax, (ii) the fair market value of the redemption treated as a repurchase of stock in connection with our initial business combination, an extension or otherwise (iii) the structure of the initial business combination, (iv) the nature and amount of any “PIPE” or other equity issuances in connection with the initial business combination (or otherwise issued not in connection with the initial business combination but issued within the same taxable year of a redemption treated as a repurchase of stock) and (v) the content of regulations and other guidance from the U.S. Department of the Treasury. As noted above, the Excise Tax would be payable by us, and not by the redeeming holder, and the mechanics of any required payment of the Excise Tax have not yet been determined. The imposition of the Excise Tax could cause a reduction in the cash available on hand to complete an initial business combination or for effecting redemptions and may affect our ability to complete an initial business combination.

To mitigate the current uncertainty surrounding the implementation of the IR Act, in the event that any excise tax is accrued in connection with any redemption event, the Sponsor intends to indemnify the Company for any Excise Tax liabilities resulting from the implementation of the IR Act with respect to any future redemptions. For the avoidance of doubt, the proceeds deposited in the trust account and the interest earned thereon shall not be used to pay for any Excise Tax due under the IR Act in connection with any redemptions of the public shares in connection with any redemption event.